Note 7 - Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2023	2022
Land and buildings	$35,304	$35,120
Furniture, fixtures and equipment	7,921	8,522
	43,225	43,642
Less accumulated depreciation	16,152	15,937

Total	$27,073	$27,705

Lease, Cost [Table Text Block]
	December 31, 2023	December 31, 2022
(in thousands)
Operating lease cost	$163	$144
	$163	$144

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
December 31, 2023

Lease payments due:
Within one year	$124
After one year but within two years	$124
After two years but within three years	124
After three year but within four years	124
After four years but within five years	30
After five years	-
Total undiscounted cash flows	525
Discount on cash flows	(35)
Total lease liability	$490